OTHER LONG-TERM LIABILITIES (FY) (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER LONG-TERM LIABILITIES [Abstract]
Warranty related		$ 288	$ 283
Environmental reserves	$ 220	203	200
Project financing obligations		75	137
Asset retirement obligations		74	73
Other		625	610
Other long-term liabilities		$ 1,265	$ 1,303